11. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	R$ 4,028	R$ 3,471
Deferred tax liabilities	(2,259)	(2,052)
Total, net	1,769	1,419	R$ 1,419	R$ 1,136
Total assets	2,430	2,147
Total liabilities	(661)	(728)
Tax Loss Carryforwards [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	116	373
Provisions For Contingencies [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	544	218
Impairment On Investments [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	660	882
Fair Value Of Derivative Financial Instruments (PUT SAAG ) [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	164	143
Operating Provisions [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	66	39
Provision For Profit Sharing [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	72	25
Post Employment Obligations [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	2,090	1,477
Estimated Provision For Doubtful Receivables [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	283	279
Onerous Concessions [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	8	8
Other [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax assets	25	27
Deferred tax liabilities	(5)	(33)
Funding Cost [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(16)	(25)
Deemed Cost [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(232)	(239)
Acquisition Costs Of Equity Interests [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(503)	(501)
Borrowing Costs Capitalized [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(166)	(168)
Taxes On Revenues Not Redeemed - Presumed Profit Accounting Method [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(1)	(5)
Adjustment To Expectation Of Cash Flow Concession Assets [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	(761)	(804)
Adjustment To Fair Value: Swap/Gains [Member]
Disclosure Of Income And Social Contribution Taxes Recoverable [line items]
Deferred tax liabilities	R$ (575)	R$ (277)